Supplement to Statements of Additional Information

Liberty Federal Securities Fund                                   Liberty Strategic Income Fund
The Liberty Fund                                                  Liberty Tax-Exempt Fund
Liberty Newport Global Equity Fund                                Liberty Tax-Exempt Insured Fund
Liberty Newport Global Utilities Fund                             Liberty Utilities Fund
Liberty High Yield Municipal Fund                                 Liberty Counselor Income Portfolio
Liberty High Yield Securities Fund                                Liberty Counselor Balanced Portfolio
Liberty Income Fund                                               Liberty Counselor Growth Portfolio
Liberty Intermediate Tax-Exempt Fund                              Liberty Contrarian Fund
Liberty Intermediate Government Fund                              Liberty Contrarian Income Fund
Liberty Newport International Equity Fund                         Liberty Contrarian Equity Fund
Stein Roe Small Cap Tiger Fund                                    Liberty Contrarian Balanced Fund
Liberty All-Star Growth & Income Fund                             Liberty Real Estate Fund
Liberty California Tax-Exempt Fund                                Liberty Oregon Tax-Free Fund
Liberty Connecticut Tax-Exempt Fund                               Liberty Contrarian Small-Cap Fund
Liberty Florida Tax-Exempt Fund                                   Liberty Special Fund
Liberty Massachusetts Tax-Exempt Fund                             Liberty Newport Europe Fund
Liberty Michigan Tax-Exempt Fund                                  Liberty Newport Greater China Fund
Liberty Minnesota Tax-Exempt Fund                                 Liberty Newport Japan Opportunities Fund
Liberty New York Tax-Exempt Fund                                  Liberty Newport Tiger Fund
Liberty North Carolina Tax-Exempt Fund                            Liberty Floating Rate Advantage Fund
Liberty Ohio Tax-Exempt Fund                                      Liberty Tax-Managed Growth Fund
Liberty Select Value Fund                                         Liberty Tax-Managed Value Fund
Liberty Short Term Government Fund                                Liberty Tax-Managed Growth Fund II
Liberty Strategic Balanced Fund                                   Liberty Tax-Managed Aggressive Growth Fund


The Statements of Additional Information for the Funds are revised as follows:

The following is added to the section "ORGANIZATION AND HISTORY":

On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), the ultimate parent of each of the Funds' advisors, announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.



G-35/874D-1100                                               November 20, 2000